Contingent consideration (Tables)	12 Months Ended
Jun. 30, 2018
1 year or less [member]
Summary of liabilities - contingent consideration

	Consolidated
	2018	2017
	A$’000	A$’000

Contingent consideration	1,521	3,315

Later than one year [member]
Summary of liabilities - contingent consideration

	Consolidated
	2018	2017
	A$’000	A$’000

Contingent consideration	1,037	704